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FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

December 28, 2012

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One
     File Nos. 333-176692/811-08306
     (Class L-4 Year (offered on and after October 7, 2011))
     Rule 497(j) Certification
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Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus Supplement dated December 19, 2012 to the Prospectus dated April 30, 2012, as revised and reprinted on December 19, 2012, the Prospectus dated April 30, 2012 as revised and reprinted on December 19, 2012 and the Supplement dated December 19, 2012 to the Statement of Additional Information dated April 30, 2012, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Supplements and Prospectus contained in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on December 19, 2012.

If you have any questions, please contact me at (212) 578-3387.

Sincerely,

/s/ John B. Towers
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John B. Towers
Senior Counsel
Metropolitan Life Insurance Company